UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21831

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

1633 Broadway

New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

1

ALTERNATIVE INVESTMENT PARTNERS

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2022 to

June 30, 2022

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

Unaudited financial statements for Alternative Investment Partners Absolute Return Fund for the period from January 1, 2022 to June 30, 2022 are attached to these consolidated financial statements and are an integral part thereof.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2022

Assets
Investment in Alternative Investment Partners Absolute Return Fund, at fair value	$174,669,939
Cash and cash equivalents	166,068
Repurchases receivable from Alternative Investment Partners Absolute Return Fund	3,736,646
Withholding tax credit	246,815
Other assets	214

Total assets	178,819,682

Liabilities
Payable for share repurchases	3,741,796
Due to Alternative Investment Partners Absolute Return Fund	812,654
Accrued expenses and other liabilities	228,844

Total liabilities	4,783,294

Net assets	$174,036,388

Net assets consist of:
Net capital	$66,365,155
Total distributable earnings (loss)	107,671,233

Net assets	$174,036,388

Net asset value per share:
97,033.371 shares issued and outstanding, no par value, 1,000,000 registered shares	$1,793.57
Maximum offering price per share ($1,793.57 plus sales load of 3% of net asset value per share)	$1,847.38

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

1

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Operations (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund
Dividend income	$6,356
Expenses	(2,235,111)

Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund	(2,228,755)

Fund expenses
Withholding taxes	312,268
Professional fees	145,305
Transfer agent fees	40,397
Registration fees	33,194
Printing fees	26,739
Trustees’ fees	1,085
Custody fees	341
Other	2,597

Total fund expenses	561,926

Net investment income (loss)	(2,790,681)

Realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund
Net realized gain (loss) from investments	7,695,151
Net change in unrealized appreciation (depreciation) on investments	(3,805,157)

Net realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund	3,889,994

Net increase (decrease) in net assets resulting from operations	$1,099,313

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

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ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2021
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(5,178,607)
Net realized gain (loss) from investments	13,654,175
Net change in unrealized appreciation (depreciation) on investments	949,450

Net increase (decrease) in net assets resulting from operations	9,425,018

Shareholder transactions:
Subscriptions (representing 151.022 shares)	254,907
Repurchases (representing 14,649.227 shares)	(25,185,713)

Net increase (decrease) in net assets from shareholder transactions	(24,930,806)

Total increase (decrease) in net assets	(15,505,788)
Net assets, beginning of year (representing 114,841.900 shares)	194,422,061

Net assets, end of year (representing 100,343.695 shares)	$178,916,273

For the period from January 1, 2022 to June 30, 2022
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(2,790,681)
Net realized gain (loss) from investments	7,695,151
Net change in unrealized appreciation (depreciation) on investments	(3,805,157)

Net increase (decrease) in net assets resulting from operations	1,099,313

Shareholder transactions:
Subscriptions (representing 194.917 shares)	350,000
Repurchases (representing 3,505.241 shares)	(6,329,198)

Net increase (decrease) in net assets from shareholder transactions	(5,979,198)

Total increase (decrease) in net assets	(4,879,885)
Net assets, beginning of period (representing 103,343.695 shares)	178,916,273

Net assets, end of period (representing 97,033.371 shares)	$174,036,388

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

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ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Cash Flows (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$1,099,313
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net investment (income) loss allocated from Alternative Investment Partners Absolute Return Fund	2,228,755
Net realized (gain) loss from investments allocated from Alternative Investment Partners Absolute Return Fund	(7,695,151)
Net change in unrealized (appreciation) depreciation on investments allocated from Alternative Investment Partners Absolute Return Fund	3,805,157
Proceeds from sales of investments in Alternative Investment Partners Absolute Return Fund	6,329,198
(Increase) decrease in repurchases receivable from Alternative Investment Partners Absolute Return Fund	(182,698)
(Increase) decrease in other assets	(214)
Increase (decrease) in due to Alternative Investment Partners Absolute Return Fund	312,269
Increase (decrease) in accrued expenses and other liabilities	(64,151)

Net cash provided by (used in) operating activities	5,832,478

Cash flows from financing activities
Subscriptions	350,000
Repurchases	(6,146,500)

Net cash provided by (used in) financing activities	(5,796,500)

Net change in cash and cash equivalents	35,978
Cash and cash equivalents at beginning of period	130,090

Cash and cash equivalents at end of period	$166,068

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

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ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2022

1.	Organization and Consolidation

Alternative Investment Partners Absolute Return Fund STS (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on October 31, 2005. The Fund commenced operations on September 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Absolute Return Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company, which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act, as a closed-end, non-diversified, management investment company. Morgan Stanley AIP GP LP serves as the Master Fund’s investment adviser (the “Investment Adviser”). The Investment Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”). The Fund and the Offshore Fund have the same investment objective as the Master Fund. The Master Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures.

The Fund consolidates the Offshore Fund, a wholly-owned subsidiary, and has included all of the assets and liabilities and revenues and expenses of the Offshore Fund in the accompanying financial statements. Intercompany balances have been eliminated through consolidation. As of June 30, 2022, the Fund had a 60.67% indirect ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s consolidated financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

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ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies,” for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was September 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other managed asset program by such RIA.

Shares are sold only to certain special tax status investors (“Shareholders”), namely tax-exempt and tax-deferred investors. These investors also must represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The Distributor or any Selling Agent or RIA may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent or RIA. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributor or Selling Agent.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

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ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Investment in the Fund (continued)

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund is only made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including, indirectly, the Fund. Each such repurchase offer made by the Master Fund will generally apply to up to 15% of the net assets of the Master Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that it will recommend to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited consolidated financial statements. As of June 30, 2022, the total of all Shareholders’ Holdback Amounts was $53,681 which includes any Holdback Amount for repurchases as of June 30, 2022, and is included in payable for share repurchases in the Consolidated Statement of Assets and Liabilities.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of June 30, 2022. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these consolidated financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of June 30, 2022, the Fund did not hold any cash equivalents.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

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ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The Fund accrues its own expenses. The Fund does not pay the Adviser a management fee. As an indirect holder of shares in the Master Fund, however, the Fund does bear its allocable portion (based on the net asset value of the Master Fund attributable to the Fund) of the expenses of the Master Fund, including the management fee paid to the Investment Adviser and shareholder servicing fees paid to the Distributor as described in the Master Fund’s financial statements. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee and shareholder servicing fee. Included in expenses allocated from the Master Fund in the Consolidated Statement of Operations is $899,759 and $667,687, which are the Fund’s proportionate share of management fees and shareholder servicing fees, respectively, incurred by the Master Fund for the period from January 1, 2022 to June 30, 2022.

Third-Party Service Providers

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian.

UMB Fund Services, Inc. serves as the Funds transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account changes, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf.

Income and Withholding Taxes

The Fund expects to be treated as a partnership for U.S. federal income tax purposes. No provision for federal, state, or local income taxes is required in the consolidated financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states.

The Master Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 20% (33% for non-corporate, non-U.S. investors) U.S. tax from effectively connected income allocable to its non-U.S. investors and remit those amounts to the U.S. internal Revenue Service on behalf of the non-U.S. investors. If the Master Fund incurs a withholding tax or other tax obligation with respect to the share of the Master Fund’s income allocable to any Shareholder, then the Master Fund, without limitation of any other rights of the Fund, will cause a Share repurchase from the Master Fund in the amount of the tax obligation. The amount of the tax obligation attributable to the Fund will be treated as an expense by the Fund.

For the period from January 1, 2022 to June 30, 2022, the Master Fund recorded an estimated tax withholding amount of $312,268 related to the Fund’s share of withholding taxes, which is included in the Fund’s Consolidated Statement of Operations.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

8

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of June 30, 2022. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2020, remains subject to examination by major taxing authorities.

3.	Market Risk

The outbreak of the coronavirus (“COVID-19”) and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund’s investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund’s investments is impacted because of these factors for an extended period, the Fund’s investment results may be adversely affected.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus. Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

9

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

4.	Results of Special Meeting of Shareholders

On March 31, 2022, a special meeting of the Fund’s Shareholders was held for the following matter, the results of which were as follows:

Election of Trustees by all Shareholders:

	For	Against
Frances L. Cashman	50,365.723	1,865.860
Nancy C. Everett	50,365.723	1,865.860
Eddie A. Grier	50,265.337	1,966.246
Jakki L. Haussler	50,265.337	1,966.246
Patricia A. Maleski	50,453.392	1,778.191

5.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

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ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

6.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2022 to June 30, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,783.03	$1,692.95	$1,544.20	$1,463.74	$1,493.37	$1,431.99

Net investment income (loss) (a)	(28.01)	(47.91)	(44.27)	(50.21)	(44.96)	(43.09)
Net realized and unrealized gain (loss) from investments	38.55	137.99	193.02	130.67	15.33	104.47

Net increase (decrease) resulting from operations	10.54	90.08	148.75	80.46	(29.63)	61.38

Net asset value, end of period	$1,793.57	$1,783.03	$1,692.95	$1,544.20	$1,463.74	$1,493.37

Total return (b)	0.59%	5.32%	9.63%	5.50%	(1.98%)	4.29%
Ratio of total expenses (c)	1.56%	2.79%	2.86%	3.41%	3.04%	2.96%
Ratio of net investment income (loss) (d)	(1.56%)	(2.78%)	(2.84%)	(3.33%)	(2.99%)	(2.94%)
Portfolio turnover (e)	17%	11%	23%	33%	22%	14%
Net assets, end of period (000s)	$174,036	$178,916	$194,422	$210,385	$250,650	$281,525

(a)	Calculated based on the average shares outstanding methodology.
(b)

Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period indicated, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(c)	Includes expenses allocated from the Master Fund.
(d)	Includes income and expenses allocated from the Master Fund.
(e)	The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

7.	Subsequent Events

Unless otherwise stated throughout the Notes to Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

11

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

12

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund STS

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer

Christopher Auffenberg, Vice President

Michael J. Key, Vice President

Deidre A. Downes, Chief Compliance Officer

Francis J. Smith, Treasurer and Principal Financial Officer

Mary E. Mullin, Secretary

Master Fund’s Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Counsel to the Independent Trustees

Perkins Coie LLP

1155 Avenue of the Americas

New York, New York 10036

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

13

ALTERNATIVE INVESTMENT PARTNERS

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

Financial Statements (Unaudited)

For the Period from January 1, 2022 to

June 30, 2022

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Financial Statements (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2022

Assets
Investment in investment funds, at fair value (cost $246,131,122)	$342,540,306
Cash and cash equivalents	2,112,386
Receivable for investments sold	17,202,498
Due from Alternative Investment Partners Absolute Return Fund STS	812,654
Withholding tax credit	40,119
Other assets	30,195

Total assets	362,738,158

Liabilities
Line of credit payable	67,596,267
Payable for share repurchases	5,054,008
Withholding tax payable	867,530
Management fee payable	490,108
Shareholder servicing fee payable	363,647
Transfer agent fee payable	25,770
Accrued expenses and other liabilities	416,317

Total liabilities	74,813,647

Net assets	$287,924,511

Net assets consist of:
Net capital	$88,885,658
Total distributable earnings (loss)	199,038,853

Net assets	$287,924,511

Net asset value per share:
141,064.439 shares issued and outstanding, no par value, 1,500,000 registered shares	$2,041.09
Maximum offering price per share ($2,041.09 plus sales load of 3% of net asset value per share)	$2,102.32

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Statement of Operations (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

Investment income
Dividend	$8,781
Other income	1,668

Total investment income	10,449

Expenses
Management fees	1,479,107
Shareholder servicing fees	1,097,605
Interest expense	591,169
Professional fees	235,252
Accounting and administration fees	93,148
Registration fees	76,445
Custody fees	38,760
Transfer agent fees	22,378
Other	40,724

Total expenses	3,674,588

Net investment income (loss)	(3,664,139)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	12,641,957

Net realized gain (loss) from investments	12,641,957

Net change in unrealized appreciation/depreciation on investments in investment funds	(6,245,895)

Net change in unrealized appreciation/depreciation on investments	(6,245,895)

Net realized and unrealized gain (loss) from investments	6,396,062

Net increase (decrease) in net assets resulting from operations	$2,731,923

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2021
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(7,162,127)
Net realized gain (loss) from investments	22,433,382
Net change in unrealized appreciation/depreciation on investments	1,710,915

Net increase (decrease) in net assets resulting from operations	16,982,170

Shareholder transactions
Subscriptions (representing 1,770.263 shares)	3,488,035
Repurchases (representing 25,033.229 shares)	(48,902,665)

Net increase (decrease) in net assets from shareholder transactions	(45,414,630)

Total increase (decrease) in net assets	(28,432,460)
Net assets, beginning of year (representing 168,641.306 shares)	322,500,198

Net assets, end of year (representing 145,378.340 shares)	$294,067,738

For the period from January 1, 2022 to June 30, 2022
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(3,664,139)
Net realized gain (loss) from investments	12,641,957
Net change in unrealized appreciation/depreciation on investments	(6,245,895)

Net increase (decrease) in net assets resulting from operations	2,731,923

Shareholder transactions
Subscriptions (representing 665.423 shares)	1,352,079
Repurchases (representing 4,979.324 shares)	(10,227,229)

Net increase (decrease) in net assets from shareholder transactions	(8,875,150)

Total increase (decrease) in net assets	(6,143,227)
Net assets, beginning of period (representing 145.378.340 shares)	294,067,738

Net assets, end of period (representing 141,064.439 shares)	$287,924,511

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2022 to June 30, 2022

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$2,731,923
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(12,641,957)
Net change in unrealized (appreciation) depreciation on investments in investment funds	6,245,895
Purchase of investments in investment funds	(58,709,874)
Proceeds from sale of investments in investment funds	59,219,627
(Increase) decrease in receivable for investments sold	14,005,323
(Increase) decrease in prepaid investments in investment funds	2,620,000
(Increase) decrease in due from Alternative Investment Partners Absolute Return Fund STS	(312,269)
(Increase) decrease in withholding tax credit	2,219
(Increase) decrease in other assets	13,632
Increase (decrease) in management fee payable	(773,310)
Increase (decrease) in shareholder servicing fee payable	(578,653)
Increase (decrease) in withholding tax payable	318,394
Increase (decrease) in transfer agent fee payable	(31,365)
Increase (decrease) in accrued expenses and other liabilities	29,102

Net cash provided by (used in) operating activities	12,138,687

Cash flows from financing activities
Proceeds from advances on line of credit	4,700,000
Repayments of advances on line of credit	(6,000,000)
Subscriptions	1,352,079
Repurchases	(11,857,931)

Net cash provided by (used in) financing activities	(11,805,852)

Net change in cash and cash equivalents	332,835
Cash and cash equivalents at beginning of period	1,779,551

Cash and cash equivalents at end of period	$2,112,386

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$543,964

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

June 30, 2022

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds
Commodity Trading Advisors - Managed Futures
Squarepoint Core US Feeder LP	7/1/2020	$18,500,000	$21,200,256	7.36%	10/31/2022	Monthly

Total Commodity Trading Advisors - Managed Futures		18,500,000	21,200,256	7.36

Distressed
Cerberus Partners, LP	11/1/2009	1,561,834	7,562,479	2.63	(a)	(a)
Cerberus SPV, LLC	11/1/2009	964,564	6,150,788	2.14	(a)	(a)
VR Global Onshore Fund, L.P.	2/1/2021	12,556,760	11,488,822	3.99	9/30/2022	Quarterly

Total Distressed		15,083,158	25,202,089	8.76

Equity Long/Short - High Hedge
Alyeska Fund LP	6/1/2022	14,250,000	14,091,825	4.90	9/30/2022	Monthly
Holocene Advisors Fund LP	4/1/2017	15,340,000	25,742,157	8.94	9/30/2022	Quarterly
Magnetar Equity Opportunities Fund LLC	2/1/2011	590,002	6,254,992	2.17	7/31/2022	Monthly
Point72 Capital, L.P.	12/1/2018	19,457,493	26,351,243	9.15	9/30/2022	Quarterly

Total Equity Long/Short - High Hedge		49,637,495	72,440,217	25.16

Equity Long/Short - Opportunistic
Axon Partners, LP	10/1/2007	4,384,155	1,766,379	0.62	(a)	(a)
Wolf Hill Partners, LP	2/1/2022	10,575,000	10,313,182	3.58	9/30/2022	Quarterly

Total Equity Long/Short - Opportunistic		14,959,155	12,079,561	4.20

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2022

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)
Event Driven Credit
Olympus Peak Onshore LP	8/1/2020	$11,235,456	$11,029,200	3.83%	9/30/2022	Quarterly

Total Event Driven Credit		11,235,456	11,029,200	3.83

Macro
Broad Reach (US) Fund LP	2/1/2020	9,981,613	13,872,241	4.82	9/30/2022	Quarterly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	5,463,209	21,390,354	7.43	9/30/2022	Quarterly
Element Capital US Feeder Fund LLC	7/1/2018	18,758,919	19,676,372	6.83	9/30/2022	Quarterly
One River Long Volatility SP	5/1/2020	6,650,000	6,468,024	2.25	7/31/2022	Monthly
Rokos Global Macro Fund LP	12/1/2015	6,587,560	9,241,584	3.21	9/30/2022	Monthly

Total Macro		47,441,301	70,648,575	24.54

Mortgage Arbitrage
Tilden Park Investment Fund LP	3/1/2012	1,158,705	2,805,516	0.97	(a)	(a)

Total Mortgage Arbitrage		1,158,705	2,805,516	0.97

Multi-Strategy
Magnetar Capital Fund LP	1/1/2008	70,351	123,011	0.04	(a)	(a)
QVT SLV Onshore Ltd.	3/1/2012	162,202	307,886	0.11	(a)	(a)

Total Multi-Strategy		232,553	430,897	0.15

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2022

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)
Other Directional
BCIM Credit Opportunities, LP (b)	10/1/2014	$1,187,005	$3,427,941	1.19%	(a)	(a)
Burford Alternative Income Fund LP (b)	12/19/2018	5,190,903	7,608,093	2.64	(a)	(a)

Total Other Directional		6,377,908	11,036,034	3.83

Private Placements
Burford Alternative Income Fund II LP (b)	6/24/2022	640,000	640,000	0.22	(a)	(a)
QVT Roiv Hldgs Onshore Ltd.	1/1/2016	777,687	1,268,417	0.44	(a)	(a)

Total Private Placements		1,417,687	1,908,417	0.66

Statistical Arbitrage
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	10,407,417	29,864,221	10.37	9/30/2022	Quarterly
Ergoteles Partners L.P.	12/1/2021	18,625,000	15,900,893	5.52	(a)	(a)
Squarepoint Focus US Feeder LP	9/1/2019	12,190,000	16,811,267	5.84	10/31/2022	Monthly
Torus Feeder 2 LP	5/1/2022	16,000,000	16,692,322	5.80	9/30/2022	Monthly
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	7,990,287	18,149,011	6.30	9/30/2022	Quarterly
Voloridge Fund, LP	11/1/2020	14,875,000	16,341,830	5.68	7/31/2022	Monthly

Total Statistical Arbitrage		80,087,704	113,759,544	39.51

Total Investments in Investment Funds		246,131,122	342,540,306	118.97

		$246,131,122	342,540,306	118.97

Liabilities in excess of Other Assets			(54,615,795)	(18.97)

Total Net Assets			$287,924,511	100.00%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2022

Detailed information about all of the Investment Funds’ portfolios is not available. Investment Funds are non-income producing.

*	May represent percentage ownership of a feeder Investment Fund, which in turn invests in a master Investment Fund. May not reflect year-ended redemptions at Investment Funds.
*

Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2022 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.

**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(a)

A portion or all of the Fund’s interests in the Investment Fund have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.

(b)	The Investment Fund contains capital commitments. The general partner of the Investment Fund may call or distribute capital on a periodic basis.

The following table summarizes the initial commitment and unfunded amounts of the Investment Funds as of June 30, 2022, aggregated by investment strategy:

Investment Funds	Commitments	Unfunded
Other Directional
BCIM Credit Opportunities, LP	$14,400,000	$11,847,410
Burford Alternative Income Fund LP	$9,900,000	$4,316,428

This represents a contingent liability, an amount the Investment Fund may call capital for in the future.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2022

Strategy Allocation	Percent of Net Assets
Statistical Arbitrage	39.51%
Equity Long/Short - High Hedge	25.16
Macro	24.54
Distressed	8.76
Commodity Trading Advisors - Managed Futures	7.36
Equity Long/Short - Opportunistic	4.20
Event Driven Credit	3.83
Other Directional	3.83
Mortgage Arbitrage	0.97
Private Placements	0.66
Multi-Strategy	0.15

Total Investments in Investment Funds	118.97%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited)

June 30, 2022

1.	Organization

Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005. The Fund commenced operations on January 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder.” The Special Shareholder shall make such contributions to the capital of the Fund from time to time and has appointed a partnership representative for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Investment Adviser is an affiliate of Morgan Stanley. The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”), and as a commodity trading adviser and a commodity pool operator with the Commodity Futures Trading Commission and the National Futures Association. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2022, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 60.67% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. None of the members of the Board are “interested persons” (as defined by the 1940 Act) of the Fund or the Investment Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2022, the Holdback Amount was $93,637, which included any Holdback Amount for repurchases as of June 30, 2022 and was included in payable for share repurchases in the Statement of Assets and Liabilities.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”, for the purpose of financial reporting.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund’s financial statements are stated in United States dollars.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of June 30, 2022, all of the Fund’s portfolio was comprised of investments in Investment Funds.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as reported by the Investment Fund’s investment manager. At June 30, 2022, $1,889,390 of the Fund’s capital was invested in side pockets maintained by the Investment Funds.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Money market funds are recorded at fair value and are categorized as Level 1 securities as described in Note 4. As of June 30, 2022, cash equivalents consisted of investments in money market funds valued at $2,018,749. Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 21% (37% for non-corporate, non-U.S. investors) U.S. tax from effectively connected income allocable to its non-U.S. investors and remit those amounts to the U.S. Internal Revenue Service on behalf of the non-U.S. investors. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a repurchase of Shares from the Fund for any non-U.S. Shareholders who incur the withholding.

For the period from January 1, 2022 to June 30, 2022, the Fund recorded an estimated tax withholding amount of $312,268 which is included in repurchases in the Statements of Changes in Net Assets. The Special Shareholder made no contributions to the capital of the Fund for U.S. Federal income tax purposes during this period.

The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2022. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2021, remains subject to examination by major taxing authorities.

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting for certain types of contract modifications, hedging relationships and other transactions that contain LIBOR and/or any other reference rate that is expected to be discontinued. ASU 2020-04 is elective and is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments), or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2022 to June 30, 2022, the Fund did not have any transfers between Levels 1, 2, or 3.

As of June 30, 2022, all of the investments in Investment Funds are fair valued using the NAV (or its equivalent) as the practical expedient and are, therefore, excluded from the fair value hierarchy.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2022, aggregated by investment strategy:

Investment Funds	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Commodity Trading Advisors - Managed Futures (a)	$21,200,256	Monthly	98 days
Distressed (b)	25,202,089	Quarterly	45 days
Equity Long/Short - High Hedge (c)	72,440,217	Monthly to Quarterly	30-90 days
Equity Long/Short - Opportunistic (d)	12,079,561	Not Applicable	Not Applicable
Event Driven Credit (e)	11,029,200	Quarterly	90 days
Macro (f)	70,648,575	Monthly to Quarterly	7-90 days
Mortgage Arbitrage (g)	2,805,516	Quarterly	90 days
Multi-Strategy (h)	430,897	Not Applicable	Not Applicable
Other Directional (i)	11,036,034	Not Applicable	Not Applicable
Private Placement (j)	1,908,417	Not Applicable	Not Applicable
Statistical Arbitrage (k)	113,759,544	Monthly to Quarterly	30-98 days

Total Investment Funds	$342,540,306

(a)

Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures.

(b)

Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price have been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 4.77% of the Fund’s net assets have restricted liquidity. The period over which such Investment Fund tranches are expected to liquidate is unknown.

(c)	Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions.
(d)

Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 0.62% of the Fund’s net assets have restricted liquidity, the remaining restriction period for such Investment Fund tranches to be 2 years.

(e)	Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations and recapitalizations.
(f)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.
(g)

Investment Funds in this strategy seek to exploit pricing differentials between various issues of mortgage-related bonds. Investment Fund tranches representing 0.97% of the Fund’s net assets have restricted liquidity. The period over which such Investment Fund tranches are expected to liquidate is unknown.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds (continued)

(h)

Investment Funds in this strategy tactically allocate capital to various hedge fund strategies based on their perceived risk and return profiles. Investment Fund tranches representing 0.15% of the Fund’s net assets have restricted liquidity. The period over which such Investment Fund tranches are expected to liquidate is unknown.

(i)

Investment Funds in this strategy invest in a broad group of directional strategies, often with little hedging. Investment Fund tranches representing 3.83% of the Fund’s net assets have restricted liquidity. The period over which such Investment Fund tranches are expected to liquidate is unknown.

(j)

Investment Funds in this strategy invest primarily in private (non-public) securities with limited liquidity. Investment Fund tranches representing 0.66% of the Fund’s net assets have restricted liquidity. The period over which such Investment Fund tranches are expected to liquidate is unknown.

(k)

Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean. Investment Fund tranches representing 5.52% of the Fund’s net assets have restricted liquidity. The period over which such Investment Fund tranches are expected to liquidate is unknown.

As of June 30, 2022, 16.52% of the Fund’s net assets were invested in Investment Funds with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2022.

For the period from January 1, 2022 to June 30, 2022, aggregate purchases and proceeds from sales of investments in Investment Funds were $58,709,874 and $59,219,627, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the period from January 1, 2022 to June 30, 2022 will be made once the Fund has received all 2019 Schedules K-1 from the Investment Funds.

6.	Investment Receivables

As of June 30, 2022, $17,202,498 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2022, pursuant to each Investment Fund’s operating agreements. As of June 30, 2022, the Fund had no prepaid investments in Investment Funds.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Fund pays the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period from January 1, 2022 to June 30, 2022, the Fund incurred management fees of $1,479,107, of which $490,108 was payable to the Investment Adviser at June 30, 2022.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by a RIA, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of any such RIA or any of the Adviser and its affiliates may not be charged a sales load.

The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a Distribution and Shareholder Servicing Agreement with the Distributor, a monthly shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services, including making the Fund available as an investment option to the Service Agent’s clients, offering the Fund as an option on any distribution “platform” the Service Agent administers, making information about the Fund available to clients, including the Fund’s Prospectus, statement of additional information and sales literature, engaging in education or marketing activities about the Fund and its characteristics and retaining or utilizing the services of sales professionals, consultants and other personnel to assist in marketing shares of the Fund to clients. For the period from January 1, 2022 to June 30, 2022, the Fund incurred shareholder servicing fees of $1,097,605, of which $363,647 was payable to the Distributor at June 30, 2022.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator.

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (ii) investment purchases and sales activity related to the Fund.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2022, the Fund’s proportionate share of assets attributable to the DC Plan was $15,979, which is included in the Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

UMB Fund Services, Inc. serves as the Funds transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf.

8.	Borrowings

Effective October 22, 2018, the Fund entered into a committed credit agreement with Bank of America, N.A. for a revolving line of credit (the “Facility”). The maximum availability under the Facility is the lesser of $85,000,000 commitment amount (“Commitment Amount”) or 30% of the Fund’s adjusted net assets, as defined in the credit agreement, subject to specific asset-based covenants. The Fund will pay a minimum utilization fee when the borrowings are less than 60% of the Commitment Amount. Prior to April 1, 2022, the interest rate on borrowings was the 1-month LIBOR rate plus 1.30%. Effective April 1, 2022, the interest rate is the Daily Simple SOFR rate plus 1.40%. Under the terms of the Facility, borrowings are repayable no later than March 29, 2024, the termination date of the Facility. At June 30, 2022, there was $67,596,267 outstanding against the Facility. For the period ended June 30, 2022, the Fund incurred interest expense of $591,169 in connection with the Facility. Borrowings are secured by the Fund’s investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
181	$67,587,980	1.77%

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

9.	Market Risk

The outbreak of the coronavirus (“COVID-19”) and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund’s investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund’s investments is impacted because of these factors for an extended period, the Fund’s investment results may be adversely affected.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on the investments having exposure to Russia, Ukraine, and other combatants, including Belarus. Russia in turn has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets.

10.	Results of Special Meeting of Shareholders

On February 25, 2022, a special meeting of the Fund’s Shareholders was held for the following matter, the results of which were as follows:

Election of Trustees by all Shareholders:

	For	Against
Frances L. Cashman	93,435.292	2,071.722
Nancy C. Everett	93,249.856	2,257.158
Eddie A. Grier	93,249.856	2,257.158
Jakki L. Haussler	93,249.856	2,257.158
Patricia A. Maleski	93,435.292	2,071.722

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

11.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

12.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for the periods less than one year.

	For the Period from January 1, 2022 to June 30, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
For a Share outstanding throughout the period:
Net asset value, beginning of period	$2,022.78	$1,912.34	$1,737.31	$1,634.99	$1,663.23	$1,588.42

Net investment income (loss) (a)	(25.36)	(45.28)	(42.07)	(44.21)	(45.25)	(41.33)
Net realized and unrealized gain (loss) from investments	43.67	155.72	217.10	146.53	17.01	116.14

Net increase (decrease) resulting from operations	18.31	110.44	175.03	102.32	(28.24)	74.81

Net asset value, end of period	$2,041.09	$2,022.78	$1,912.34	$1,737.31	$1,634.99	$1,663.23

Total return (b)	0.91%	5.78%	10.07%	6.26%	(1.70%)	4.71%
Ratio of total expenses (c)	1.24%	2.33%	2.41%	2.70%	2.75%	2.56%
Ratio of net investment income (loss) (d)	(1.24%)	(2.32%)	(2.40%)	(2.61%)	(2.70%)	(2.53%)
Portfolio turnover	17%	11%	23%	33%	22%	14%
Senior security, end of period (000s)	$67,596	$68,896	$74,996	$77,246	$97,646	$90,145
Asset coverage per $1,000 of senior security principal amount (e)	$5,259	$5,268	$5,300	$5,512	$5,061	$6,066
Net assets, end of period (000s)	$287,925	$294,068	$322,500	$348,561	$396,559	$456,666

(a)	Calculated based on the average shares outstanding methodology.
(b)

Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.
(e)

Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, then the result divided by the aggregate amount of the Fund’s senior securities representing indebtedness, and multiplying the result by 1,000.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

13.	Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. (The investment advisory agreement is referred to as the “Advisory Agreement.”) The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as prepared by Strategic Insight. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund underperformed its benchmark for the one-, three-and five-year periods. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Strategic Insight. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. When a fund’s advisory fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund’s advisory fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance was acceptable, (ii) advisory fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and its affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

As part of the Board’s review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic’s current and expected impact on the Fund’s performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Forms N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

ALTERNATIVE INVESTMENT PARTNERS

Alternative Investment Partners Absolute Return Fund

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer

Christopher Auffenberg, Vice President

Michael J. Key, Vice President

Deidre A. Downes, Chief Compliance Officer

Francis J.Smith, Treasurer and Principal Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Counsel to the Independent Trustees

Perkins Coie LLP

1155 Avenue of the Americas

New York, New York 10036

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

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ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto. Not applicable to a semi-annual report.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: August 31, 2022

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: August 31, 2022

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: August 31, 2022

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